PERSONNEL (Tables)	12 Months Ended
Dec. 31, 2022
Number and average number of employees [abstract]
PERSONNEL
The average number of employees, including executive and non-executive directors, during the year was as follows:

	Year Ended December 31,
	2022	2021	2020
Executive director	1	1	1
Non-executive directors	6	6	5
Sales and marketing employees	191	96	57
Technology employees	91	58	30
General and administrative employees	57	25	18
	346	186	111